Schedule of investments
Optimum Large Cap Growth Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.14%♦
Communication Services — 14.37%
Activision Blizzard	23,815	$2,211,223
Alphabet Class A †	19,250	33,738,320
Alphabet Class C †	16,410	28,748,351
Comcast Class A	334,810	17,544,044
Facebook Class A †	415,055	113,376,424
IAC †	873	165,303
Match Group †	62,165	9,398,726
Netflix †	47,675	25,779,303
Sea ADR †	94,426	18,795,495
Snap Class A †	380,904	19,071,863
Spotify Technology †	28,285	8,900,158
Tencent Holdings	128,500	9,348,529
Walt Disney †	111,030	20,116,415
		307,194,154
Consumer Discretionary — 20.98%
Advance Auto Parts	87,170	13,730,147
Airbnb Class A †	4,975	730,330
Airbnb Class B =, †, π	73,482	10,311,076
Alibaba Group Holding ADR †	184,124	42,851,178
Amazon.com †	65,069	211,925,178
Aptiv	161,187	21,001,054
Booking Holdings †	8,993	20,029,839
Carvana †	29,499	7,066,190
Chipotle Mexican Grill †	5,698	7,901,474
DoorDash Class A †	4,025	574,569
DraftKings Class A †	73,902	3,440,877
Farfetch Class A †	69,000	4,402,890
Ferrari	42,644	9,787,651
Home Depot	67,110	17,825,758
JD Health International 144A #, †	16,750	324,091
Las Vegas Sands	82,900	4,940,840
Lululemon Athletica †	24,550	8,544,136
NIKE Class B	76,200	10,780,014
Ross Stores	109,234	13,415,028
Tesla †	15,962	11,263,905
Ulta Beauty †	62,145	17,845,558
Wynn Resorts	87,008	9,817,113
		448,508,896
Consumer Staples — 1.98%
Anheuser-Busch InBev ADR	142,180	9,939,804
Costco Wholesale	43,878	16,532,353
Monster Beverage †	171,440	15,854,771
		42,326,928
Financials — 0.90%
Chubb	30,598	4,709,644
	Number of shares	Value (US $)
Common Stock♦ (continued)
Financials (continued)
MSCI Class A	5,637	$2,517,090
S&P Global	17,602	5,786,305
Tradeweb Markets Class A	29,255	1,826,975
XP Class A †	108,367	4,298,919
		19,138,933
Healthcare — 12.18%
Alcon (New York Stock Exchange) †	188,490	12,436,570
Alexion Pharmaceuticals †	108,840	17,005,162
Align Technology †	3,458	1,847,886
Amgen	93,920	21,594,086
Anthem	25,602	8,220,546
Argenx ADR †	4,066	1,195,770
Avantor †	90,578	2,549,771
BioMarin Pharmaceutical †	105,630	9,262,695
Centene †	100,786	6,050,184
Cigna	59,884	12,466,651
HCA Healthcare	50,602	8,322,005
Humana	10,767	4,417,377
Incyte †	43,022	3,742,054
Intuitive Surgical †	20,003	16,364,454
Stryker	62,299	15,265,747
Thermo Fisher Scientific	59,910	27,904,880
UnitedHealth Group	159,836	56,051,288
Vertex Pharmaceuticals †	43,063	10,177,509
Zoetis	153,890	25,468,795
		260,343,430
Industrials — 7.82%
Cintas	23,074	8,155,736
Cummins	23,800	5,404,980
Equifax	7,620	1,469,441
FedEx	39,074	10,144,392
Fortive	91,869	6,506,162
IHS Markit	192,666	17,307,187
Norfolk Southern	13,700	3,255,257
Parker-Hannifin	25,000	6,810,250
Raytheon Technologies	200,380	14,329,174
Roper Technologies	28,566	12,314,517
Teledyne Technologies †	18,482	7,244,574
TransUnion	81,491	8,085,537
Uber Technologies †	396,575	20,225,325
Union Pacific	17,800	3,706,316
United Parcel Service Class B	144,590	24,348,956
WW Grainger	43,920	17,934,293
		167,242,097
Information Technology — 39.29%
Adobe †	78,790	39,404,455

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Schedule of investments
Optimum Large Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Advanced Micro Devices †	144,000	$13,206,240
Akamai Technologies †	143,285	15,043,492
Apple	886,734	117,660,734
ASML Holding	51,323	25,031,254
Atlassian Class A †	26,080	6,099,330
Avalara †	26,447	4,360,846
Black Knight †	30,500	2,694,675
Coupa Software †	4,850	1,643,714
Crowdstrike Holdings Class A †	20,868	4,420,260
Datadog Class A †	61,900	6,093,436
Fidelity National Information Services	201,314	28,477,878
Fiserv †	118,762	13,522,241
Global Payments	58,960	12,701,163
Intuit	45,641	17,336,734
Marvell Technology Group	138,275	6,573,594
Mastercard Class A	76,268	27,223,100
Microsoft	626,695	139,389,502
Nutanix Class A †	230,260	7,338,386
NVIDIA	69,781	36,439,638
NXP Semiconductors	75,020	11,928,930
Palo Alto Networks †	61,760	21,948,886
Paycom Software †	14,192	6,418,332
PayPal Holdings †	76,963	18,024,735
QUALCOMM	190,050	28,952,217
salesforce.com †	210,016	46,734,860
ServiceNow †	25,164	13,851,021
Shopify Class A †	3,982	4,507,425
Slack Technologies Class A †	155,993	6,589,144
Snowflake Class A †	3,658	1,029,361
Splunk †	174,853	29,705,776
StoneCo Class A †	46,566	3,907,819
Taiwan Semiconductor Manufacturing	64,480	7,030,899
Texas Instruments	81,850	13,434,041
Visa Class A	353,581	77,338,772
VMware Class A †	91,020	12,766,465
Wix.com †	7,300	1,824,708
Workday Class A †	37,718	9,037,610
		839,691,673
Materials — 0.85%
Ecolab	65,350	14,139,126
Linde	15,300	4,031,703
		18,170,829
	Number of shares	Value (US $)
Common Stock♦ (continued)
Real Estate — 0.77%
Equinix	22,990	$16,418,998
		16,418,998
Total Common Stock (cost $1,161,195,869)		2,119,035,938

Convertible Preferred Stock — 0.06%
Magic Leap Series C =, †, π	43,435	100,044
WeWork Companies Series E =, †, π	20,913	0
Xiaoju Kuaizhi =, †, π	32,416	1,293,398
Total Convertible Preferred Stock (cost $2,577,306)		1,393,442

Short-Term Investments — 0.79%
Money Market Mutual Funds — 0.79%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	4,189,740	4,189,740
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	4,189,742	4,189,742
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	4,189,741	4,189,741
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	4,189,741	4,189,741
Total Short-Term Investments (cost $16,758,964)		16,758,964

Total Value of Securities—99.99% (cost $1,180,532,139)		2,137,188,344
Receivables and Other Assets Net of Liabilities—0.01%		280,779
Net Assets Applicable to 87,898,507 Shares Outstanding—100.00%		$2,137,469,123
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

2    NQ-OPTLG [12/20] 2/21 (1511694)

(Unaudited)
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2020, the aggregate value of restricted securities was $11,704,518, which represented percentage of 0.55% of the Fund’s net assets.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $324,091, which represents 0.02% of the Fund's net assets.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Airbnb Class B	12/10/20	$2,208,800	$10,311,076
Magic Leap Series C	1/20/16	1,000,438	100,044
WeWork Companies Series E	6/23/15	687,820	—
Xiaoju Kuaizhi	10/19/15	889,048	1,293,398
Total		$4,786,106	$11,704,518
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
USD – US Dollar
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